UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

7334 Spinnaker Street

Carlsbad, CA 92011

(Address of principal executive offices) (Zip code)

James J. Wang

P.O. Box 131104

Carlsbad, CA 92013

(Name and address of agent for service)

Registrant's telephone number, including area code: (760) 602-0103

Date of fiscal year end: June 30

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

OCEANSTONE FUND

June 30, 2007

July 09, 2007

Fellow Shareholders:

Oceanstone Fund (the Fund) became effective on 11/9/2006 at net asset value (NAV) of $10.00 per share. On 06/30/2007, the Fund ended its fiscal year at NAV of $12.24 per share. On 12/27/2006, the Fund made a dividend distribution of $0.0167 per share. So the total return of the Fund is 22.61% from 11/9/2006 to 6/30/2007. During the same period, the total return of S&P 500 index is 10.52%.

As stated in the prospectus, the Fund invests only in common stocks in U.S. stock market and mainly employs the strategy of growth at reasonable price. U.S. stock market is highly efficient, and growth stocks are usually traded at premium price. But for various reasons, a small number of growth stocks can sometimes become available at reasonable price. There are 6,000 - 7,000 common stocks in U.S. stock market now. So it takes a lot of time and effort to find the small number of growth stocks at reasonable price. During the past fiscal year from 11/9/2006 to 6/30/2007, the Fund found a number of growth stocks at reasonable price. Now the Fund continues to search for these investment opportunities as they develop in the stock market.

As required by mutual fund laws and regulations, the Fund provides the basic shareholder services and communications to help investors purchase/redeem the Fund shares and make intelligent decisions. These investors who are interested are welcome to visit the Fund website at http://www.oceanstonefund.com/.

Finally, I would like to thank the Fund shareholders for your trust.

Respectfully submitted,

James J. Wang

Portfolio Manager

The Value of a $10,000 Investment in Oceanstone Fund
From November 9, 2006 to June 30, 2007
As Compared to S&P 500 Index

	Total return from 11/9/ 2006 to 6/30/2007 (Fund Inception 11/9/2006)
Oceanstone Fund	22.61%
S&P 500 Index	10.52%

20,000
15,000
10,000
5,000
-0
Oceanstone Fund
S&P 500 Index
$12,261
$11,052
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07

This chart assumes an initial investment of $10,000 made on 11/9/2006 (commencement of operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please call (800) 988-6290.

Oceanstone Fund

Graphical Illustration (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of net assets.

*Net cash represents cash equivalents and other assets less liabilities.

	Oceanstone Fund
	Schedule of Investments
	June 30, 2007

Shares		Value

COMMON STOCKS - 86.76%

Agricultural Production-Crops - 3.61%
1,000	Fresh Del Monte Produce, Inc.	$ 25,050

Air-Conditioning & Warm Air Heating Equipment - 4.59%
1,000	AAON, Inc.	31,850

Communications Equipment - 4.82%
1,500	LoJack Corp. *	33,435

Games, Toys & Children's Vehicles - 4.06%
1,000	JAKKS Pacific, Inc. *	28,140

Grain Mill Products - 5.51%
1,400	Penford Corp.	38,206

Greeting Cards - 4.08%
1,000	American Greetings Corp.	28,330

Hospital & Medical Service Plans - 4.37%
380	WellPoint, Inc. *	30,335

Insurance Agents, Brokers & Service - 3.77%
1,000	CorVel Corp. *	26,140

Miscellaneous Fabricated Metal - 4.57%
1,000	Barnes Group, Inc	31,680

Miscellaneous Products of Petroleum & Coal - 2.49%
1,000	Headwaters, Inc. *	17,270

Motorcycles, Bicycles & Parts - 4.30%
500	Harley-Davidson, Inc.	29,805

Pharmaceutical Preparations - 4.44%
500	Johnson & Johnson	30,810

Poultry Slaughtering and Processing - 3.89%
600	Sanderson Farms, Inc.	27,012

Retail-Apparel & Accessory Stores - 4.42%
600	Men's Wearhouse, Inc.	30,642

Retail-Family Clothing Stores - 3.70%
1,000	American Eagle Outfitters, Inc.	25,660

Services-Business Services - 3.18%
3,000	CBIZ, Inc. *	22,050

Services-Engineering Services - 4.88%
920	VSE Corp.	33,829

Services-Prepackaged Software - 4.25%
1,000	Microsoft Corp.	29,470

Special Industry Machinery - 3.35%
2,000	Gerber Scientific, Inc. *	23,240

Surgical & Medical Instruments & Apparatus - 4.75%
380	3M Company	32,980

Telephone & Telegraph Apparatus - 2.72%
2,000	Qiao Xing Mobile Communication Co. *	18,860

Wholesale-Electronic Parts & Equipment - 1.01%
180	Avnet, Inc. *	7,135

TOTAL FOR COMMON STOCKS (Cost $568,492) - 86.76%		$ 601,929

SHORT TERM INVESTMENTS - 16.89%
117,178	Huntington Treasury Money Market IV 4.22% ** (Cost $117,178)	117,178

TOTAL INVESTMENTS (Cost $685,670) - 103.65%		$ 719,107

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.65)%		(25,356)

NET ASSETS - 100.00%		$ 693,751

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2007.
The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Statement of Assets and Liabilities
June 30, 2007

Assets:
Investments in Securities, at Value (Cost $685,670)	$ 719,107
Receivables:
Securities Sold	6,897
Dividends and Interest	582
Total Assets	726,586
Liabilities:
Payables:
Securities Purchased	31,871
Accrued Management Fees	964
Total Liabilities	32,835
Net Assets	$ 693,751

Net Assets Consist of:
Paid In Capital	$ 606,733
Accumulated Undistributed Net Investment Income	266
Accumulated Undistributed Realized Gain on Investments	53,315
Unrealized Appreciation in Value of Investments	33,437
Net Assets, for 56,689 Shares Outstanding	$ 693,751

Net Asset Value Per Share	$ 12.24

The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Statement of Operations
For the period November 9, 2006 (commencement
of investment operations) through June 30, 2007

Investment Income:
Dividends	$ 1,502
Interest	2,971
Total Investment Income	4,473

Expenses:
Advisory Fees (Note 3)	4,037
Total Expenses	4,037

Net Investment Income	436

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	53,315
Net Change in Unrealized Appreciation on Investments	33,437
Realized and Unrealized Gain on Investments	86,752

Net Increase in Net Assets from Operations	$ 87,188

The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Statements of Changes in Net Assets
For the period November 9, 2006 (commencement of
of investment operations) through June 30, 2007

Increase in Net Assets From Operations:
Net Investment Income	$ 436
Net Realized Gain on Investments	53,315
Unrealized Appreciation on Investments	33,437
Net Increase in Net Assets Resulting from Operations	87,188

Distributions to Shareholders:
Net Investment Income	(170)
Realized Gains	0
Total Dividends and Distributions Paid to Shareholders	(170)

Capital Share Transactions (Note 5)	504,733

Total Increase	591,751

Net Assets:
Beginning of Year	102,000

End of Year (Including Undistributed Net Investment Income of $266)	$ 693,751

The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period *
	Ended
	6/30/2007

Net Asset Value, at Beginning of Year	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.02
Net Gain on Securities (Realized and Unrealized)	2.24
Total from Investment Operations	2.26

Distributions	(0.02)

Net Asset Value, at End of Year	$ 12.24

Total Return ***	22.61%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 694
Ratio of Expenses to Average Net Assets	1.80%	****
Ratio of Net Investment Income to Average Net Assets	0.20%	****
Portfolio Turnover	146.05%

* For the period November 9, 2006 (commencement of investment operations) through June 30, 2007.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
**** Annualized
The accompanying notes are an integral part of these financial statements.

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

Note 1. Organization

Oceanstone Fund, (the “Fund”) is a no-load, non-diversified, open-end investment company that was organized as a business trust under the laws of the State of Delaware pursuant to a Declaration of Trust dated June 26, 2006.  The Trust is permitted to issue an unlimited number of no par shares of beneficial interest in the Fund. The Fund’s investment objective is to seek capital appreciation. The Fund’s principal investment strategy is to invest only in common stocks on the New York Stock Exchange, American Stock Exchange, and NASDAQ.

 Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- The Fund’s assets are valued at the market value using market quotations. Common stocks in the Fund’s portfolio are valued at the last quoted sale price on the day the valuation is made. Those common stocks that are not traded on the valuation date are valued at the last bid price.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2007

derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m. Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund`s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year`s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2007

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Distributions to Shareholders- The Fund will distribute its net realized capital gains, if any, on an annual basis and substantially all of its net investment income in the form of dividends to its shareholders on an annual basis or more frequently at the discretion of the Fund. Distributions will be recorded on ex-dividend date.

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement (the “Agreement”) with Oceanstone Capital Management, Inc. (the “Advisor”) to furnish investment advisory and management services to the Fund.  Under this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.80%. The Advisor will pay all operating expenses of the Fund except for brokerage commissions, taxes, interest and management fees. For the period November 9, 2006 (commencement of investment operations) through June 30, 2007 (“the period”), the Adviser earned a fee of $4,037 from the Fund of which the Fund owed the Adviser $964 as of June 30, 2007.

Note 4. Related Party Transactions

James J. Wang is the control person of the Adviser and also serves as a trustee and officer of the Trust.  James Wang receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2007

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at June 30, 2007 was $606,733 representing 56,689 shares outstanding.

Transactions in capital stock were as follows:

	Year Ended 6/30/2007
	Shares	Amount
Shares Sold	46,472	$504,563
Shares issued in reinvestment of distributions	17	170
Shares redeemed	-	-
Net Increase	46,489	$504,733

Note 6. Investment Transactions

For the period ended June 30, 2007, purchases and sales of investment securities other than U.S. Government obligations, short-term investments aggregated $907,480 and $392,303, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at June 30, 2007 was $685,670.

At June 30, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$48,634	$(15,197)	$33,437

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Value
Accumulated Undistributed Net Investment Income	$266
Accumulated Undistributed Realized Gain on Investments	53,315
Unrealized Appreciation on investments	33,437
$ 87,018

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2007

The Fund paid an income distribution of $0.0167 per share for a total of $170 for the period ended December 31, 2006.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2007, Fusion Group, Inc. Retirement Trust, in aggregate, owns 68.07% of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of the Oceanstone Fund

We have audited the accompanying statement of assets and liabilities of the Oceanstone Fund (the “Fund”), including the schedule of investments, as of June 30, 2007 and the related statements of operations, change in net assets and financial highlights for the period November 9, 2006 (commencement of investment operations) through June 30, 2007.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of June 30, 2007, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oceanstone Fund as of June 30, 2007, the results of its operations and changes in its net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	Sanville & Company
August 9, 2007

	Oceanstone Fund
	Expense Illustration
	June 30, 2007 (Unaudited)

	Expense Example

	As a shareholder of the Oceanstone Fund, you incur ongoing costs which typically consist of management fees
	and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of
	investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

	The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

	Actual Expenses

	The first line of the table below provides information about actual account values and actual expenses. You may
	use the information in this line, together with the amount you invested, to estimate the expenses that you paid
	over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
	$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
	During Period" to estimate the expenses you paid on your account during this period.

	Hypothetical Example for Comparison Purposes

	The second line of the table below provides information about hypothetical account values and hypothetical
	expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses,
	which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate
	the actual ending account balance or expenses you paid for the period. You may use this information to compare
	the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with
	the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2007	June 30, 2007	January 1, 2007 to June 30, 2007

Actual	$1,000.00	$1,237.61	$9.99
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.87	$9.00

	* Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OCEANSTONE FUND

TRUSTEES AND OFFICERS

JUNE 30, 2007 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Rajendra Prasad, M.D. 1310 East Ocean Boulevard, #1401 Long Beach, CA 90802 1945	Trustee since 2006	Dr. Prasad is the founder and president of Prasad Growth Fund, a registered investment company, since 1998. Dr. Prasad is also a part-time practicing physician.
Mr. Thomas L. Severance 1653 Magnolia Circle Vista, CA 92081 1952	Trustee since 2006	Mr. Severance is a full-time instructor in the Business Department of MiraCosta College, where he has served since 1986. Mr. Severance is also a practicing business and tax attorney.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Year of Birth	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
James J. Wang[1] PO Box 131104 Carlsbad, CA 92013 1963	Trustee, Treasurer, President and Chief Compliance Officer since 2006

Actively engaged in the management of his own personal accounts in stock markets. He was a state-registered investment adviser, from 2003 to 2006. From 2001 to 2003, he was a private investor. James Wang is the president, a director, and a shareholder of Oceanstone Capital Management, Incorporated, the Fund’s investment adviser.

1 James J. Wang is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Advisor.

OCEANSTONE FUND

ADDITIONAL INFORMATION

JUNE 30, 2007 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 988-6290 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings – The Fund files a complete schedule of investments with the Securities and Exchange Commission ("SEC") for the first and third quarter of each fiscal year on Form N-Q. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 988-6290.

Proxy Voting Guideline – The Fund’s Statement of Additional Information (SAI) includes a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and is available, without charge, upon request by calling toll-free (800) 988-6290.  The information regarding how the Fund voted proxies during the period ended June 30, 2007, is available, without charge, (1) upon request by calling the Fund at (800) 988-6290 or (2) from Fund document, Form N-PX, filed with the SEC on its website at http://sec.gov.

Approval of Investment Advisory Agreement – The Investment Advisory and Management Agreement between Oceanstone Fund and Oceanstone Capital Management, Inc. was approved by the Board of Trustees at a meeting held on October 27, 2006. The Board discussed the services to be provided to the Fund by the Adviser, the expenses of the Fund to be assumed by the Adviser, and the management fee to be paid to the Adviser by the Fund. The services to be provided to the Fund by the Adviser includes investment management and compliance program. The Adviser is responsible for investing the Fund assets in accordance with the Fund investment objectives and restrictions. In addition, the Adviser is responsible for the Fund to operate in compliance with the applicable Federal and State securities laws and regulations, and the Adviser has adopted procedures reasonably designed to prevent violations of the Fund’s Code of Ethics. Under the Agreement, the Adviser pays all operating expenses, including extraordinary expenses, of the Fund except that the Fund pays the management fee, brokerage commissions, taxes and interest. For the services to be provided and expenses to be assumed, the Fund pays to the Adviser an annual management fee that is equal to 1.80% of the average Fund assets. The Board also discussed the management fees in the peer group of the Fund. Both independent trustees concluded that the management fee charged by the Adviser is fair and reasonable and that approval of the Agreement for an initial term of two years is in the best interests of the Fund’s shareholders.

Board of Trustees

James J. Wang

Rajendra Prasad

Thomas L. Severance

Investment Adviser

Oceanstone Capital Management, Inc.

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

This report is provided for the general information of the shareholders of the Oceanstone Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The Fund has adopted a code of ethics that applies to the Fund’s principal executive officer and the principal financial officer. The Fund has not made any amendments to its code of ethics during the covered fiscal year. The Fund has not granted any waivers from any provisions of the code of ethics during the covered fiscal year. The Fund’s Code of Ethics was filed on July 17.2006.

Item 3. Audit Committee Financial Expert.

The Fund does not have an audit committee because of its small size.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant.

Fiscal Year Ended 06/30/2007

Audit Fees

$11,520

Audit-Related Fees

$0

Tax Fees

$1,000

All Other Fees

$0

Nature of Audit Fees: includes $1,520 for the Seed Audit and $10,000 Audit Fees.

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.

(e) Not applicable

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser),and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees

Fiscal Year Ended 06/30/2007

Registrant

$1,000

Registrant’s Investment Adviser

$0

(h)  The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) Disclosure Controls & Procedures.  Principal executive and financial officer has concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There were no significant changes in the Funds internal controls of other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) EX-99.CERT.  Filed herewith.

(a)(2) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b) EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By /s/James J. Wang

* James J. Wang

President and Treasurer

Date: August 29, 2007

*Print the name and title of each signing officer under his or her signature.